SHARE OPTIONS - Additional Information (Details) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 14, 2020	Apr. 24, 2020	Mar. 31, 2024	Nov. 30, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 400,000	$ 800,000
Amount outstanding for options vested					$ 0	$ 400,000
Share based compensation cost					$ 0	$ 300,000
Exercised (in shares)			400,000		400,000	250,000	450,000
Compensation costs not yet recognized					$ 0	$ 0
2016 Share Option Scheme | Share Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme				10 years
Term of share options		5 years
Share Option | Chief Executive Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)		550,000
Vesting period		3 years
Share Option | Chief Financial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	275,000
Share Option | Chief Commercial Officer | 2016 Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)								275,000